SCHEDULE OF SIGNIFICANT RELATED PARTY TRANSACTIONS (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Amounts owed to related parties	¥ 1,291	¥ 36,348
Current payables to related parties, Total	¥ 1,291	¥ 36,348